Short-Term And Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Loans

	December 31, 2014	December 31, 2013
- $500 million syndicated revolving credit facility [a]	—	—
- $200 million non-revolving senior secured term loan [b]	—	70.0
- La Cima revolving senior secured credit facility [c]	42.0	—
- $1 billion notes issue [d]	991.3	990.0
- $1 billion syndicated revolving credit facility [e]	—	—
- $70 million senior secured revolving credit facility [f]	35.0	35.0
- $1,510 million term loan and revolving credit facility [g]	626.0	773.5
- R1,500 million Nedbank revolving credit facility [h]	129.8	145.1
- Other loans [i]	86.8	46.5

	1,910.9	2,060.1
Short-term loans and current portion of long-term loans	(140.2)	(121.5)

Total long-term loans	1,770.7	1,938.6

Combined Aggregate Maturities of Short and Long-Terms Loans

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2014 and December 31, 2013 is tabulated below:

Maturity	December 31, 2014	December 31, 2013
1 year	140.2	121.5
2 years	21.6	750.0
3 years	628.0	—
4 years	129.8	53.5
5 years and thereafter	991.3	1,135.1

	1,910.9	2,060.1

$500 million syndicated revolving credit facility
Long-Term Loans

	December 31, 2014	December 31, 2013
Opening balance	—	104.0
Loans repaid	—	(104.0)

Closing balance	—	—

$200 million non-revolving senior secured term loan
Long-Term Loans

	December 31, 2014	December 31, 2013
Opening balance	70.0	110.0
Loans repaid	(70.0)	(40.0)

Closing balance	—	70.0

La Cima Revolving Senior Secured Credit Facility
Long-Term Loans

	December 31, 2014	December 31, 2013
Loans advanced	42.0	—

Closing balance	42.0	—

$1 billion notes issue
Long-Term Loans

	December 31, 2014	December 31, 2013
Opening balance	990.0	988.8
Unwinding of transaction costs	1.3	1.2

Closing balance	991.3	990.0

$1 billion syndicated revolving credit facility
Long-Term Loans

	December 31, 2014	December 31, 2013
Opening balance	—	666.0
Loans repaid	—	(666.0)

Closing balance	—	—

$70 million senior secured revolving credit facility
Long-Term Loans

	December 31, 2014	December 31, 2013
Opening balance	35.0	—
Loans advanced	35.0	35.0
Loans repaid	(35.0)	—

Closing balance	35.0	35.0

$1,510 million term loan and revolving credit facility
Long-Term Loans

	December 31, 2014	December 31, 2013
Opening balance	773.5	—
Loans advanced	41.5	893.0
Loans repaid	(189.0)	(119.5)

Closing balance	626.0	773.5

R1,500 million Nedbank revolving credit facility
Long-Term Loans

	December 31, 2014	December 31, 2013
Opening balance	145.1	—
Loans advanced	—	155.5
Translation adjustment	(15.3)	(10.4)

Closing balance	129.8	145.1

Other loans
Long-Term Loans

	December 31, 2014	December 31, 2013
Opening balance	46.5	492.4
Loans advanced
- continuing operations	345.4	2,094.2
- discontinued operations	—	542.4
Loans repaid
- continuing operations	(297.8)	(2,041.8)
- discontinued operations	—	(503.4)
Spin-off of Sibanye Gold	—	(531.4)
Translation	(7.3)	(5.9)

Closing balance	86.8	46.5